Earnings Per Share Dividends (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Net Earnings Per Share
The following table reflects the income and shares data used in the basic earnings per share:

Items	12/31/2023	12/31/2022	12/31/2021
Net profit attributable to parent’s shareholders	587,324,400	126,950,267	138,744,986
Plus: Potential dilutive effect inherent to common shares (1)
Net profit attributable to parent’s shareholders adjusted for dilution	587,324,400	126,950,267	138,744,986
Weighted average of outstanding common shares of the fiscal year	639,413	639,413	639,413
Plus: Weighted average of additional common shares with dilutive effects
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	639,413	639,413	639,413

Basic earnings per share (in pesos)	918.5368	198.5419	216.9881

(1)	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.